BONDS AND NOTES ISSUED (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of bonds and notes issued [Abstract]
Disclosure Of detailed information Of bonds and notes issued [Text Block]
This item consists of the following:

	Annual interest rate	Interest payment	Maturity	Issued amount	2017	2016
	%			(000)	S/(000)	S/(000)

Senior notes - (i)	5.38	Semi-annual	September 2020	US$800,000	2,612,379	2,755,382
Senior notes - (i)(x)	Between 2.75 and 4.25	Semi-annual	Between January 2018 and April 2023	US$596,455	1,948,082	2,082,913
Senior notes - (ii)	4.25	Semi-annual	April 2023	US$350,000	1,066,904	1,086,997
Senior notes - (xi)	2.25	Semi-annual	October 2019	US$300,000	954,131	1,005,955
Senior notes	4.85	Semi-annual	October 2020	S/2,000,000	1,958,571	–

CCR Inc. MMT 100 - Secured Notes - (iii)
2010 Series C Floating rate certificates	Libor 1M + 44.5 bp	Monthly	July 2017	US$350,000	–	179,230
2012 Series A and B Floating rate certificates	Libor 1M + 22.5 bp	Monthly	July 2017	US$150,000	–	97,884
2012 Series C Floating rate certificates	4.75	Monthly	July 2022	US$315,000	670,132	843,195
					670,132	1,120,309
Corporate bonds -
Second program
Third issuance (Series A and B) – BCP	Between 7.47 and 8.50	Quarterly	Between June and July 2018	S/200,000	194,883	200,000

Third program
First issuance (Series A and B) - Mibanco	Between 5.38 and 5.41	Semi-annual	Between May and July 2017	S/98,800	–	20,766
Fourth issuance (Series A) - Mibanco	4.78	Semi-annual	December 2017	S/100,000	–	91,505
Fifth issuance (Series A and B) - Mibanco	Between 6.59 and 6.97	Semi-annual	Between January and March 2017	S/84,660	–	78,815

Fourth program
Tenth issuance (Series A, B and C) - BCP	Between 5.31 and 7.25	Semi-annual	Between December 2021 and November 2022	S/550,000	530,034	549,400
First issuance (Series A) - Mibanco	6.56	Semi-annual	July 2018	S/100,000	86,513	86,950
First issuance (Series B) - Mibanco	7.16	Semi-annual	June 2019	S/100,000	89,087	85,000

Fifth program
First issuance (Series A) - BCP	6.41	Semi-annual	April 2019	S/172,870	162,096	172,391
First issuance (Series B) - BCP	5.59	Semi-annual	June 2019	S/150,000	136,311	150,000
First issuance (Series C) - BCP	5.625	Semi-annual	November 2019	S/138,410	123,761	138,075
First issuance (Series D) - BCP	5.91	Semi-annual	January 2020	S/182,410	167,500	–

Sixth program
Third issuance (Series A) - Mibanco	5.16	Semi-annual	May 2017	S/50,000	–	46,165
					1,490,185	1,619,067

	Annual interest rate	Interest payment	Maturity	Issued amount	2017	2016
	%				S/(000)	S/(000)

Subordinated bonds - BCP (iv)	6.13	Semi-annual	April 2027	US$720,000	2,333,152	2,423,720

Subordinated bonds - BCP (v)	6.88	Semi-annual	September 2026	US$350,000	1,135,050	1,194,773

Junior subordinated bonds - BCP (vi)	9.75	Semi-annual	November 2069	US$250,000	813,695	851,423

Subordinated bonds -
First program
First issuance (Series A) - BCP	6.22	Semi-annual	May 2027	S/15,000	15,000	15,000
First issuance (Series A) - Pacífico Seguros	6.97	Quarterly	November 2026	US$60,000	193,900	200,655

Second program
First issuance (Series A) - Mibanco	8.50	Semi-annual	May 2026	S/100,000	100,000	100,000
First issuance (Series B) - Mibanco	7.22	Semi-annual	June 2027	S/30,000	29,953	–

Third program
First, second and fourth issuance (Series A) - Mibanco	Between 6.19 and 8.16	Semi-annual	Between October 2021 and December 2022	S/110,000	39,978	109,980
Fifth issuance (Series A and B) - Mibanco	7.75	Semi-annual	July 2024	S/88,009	87,869	88,009

Issuance I - Banco de Crédito de Bolivia	6.25	Semi-annual	August 2028	Bs70,000	33,072	34,196
Issuance II - Banco de Crédito de Bolivia	5.25	Semi-annual	August 2022	Bs137,200	65,677	68,180
					565,449	616,020

Negotiable certificate of deposit - BCP (vii)	7.17	Semi-annual	October 2022	S/483,280	–	478,837
Negotiable certificate of deposit - Mibanco	Between 1.8 and 5.9	Annual	Between January 2017 and December 2019	S/2,998	1,461	2,998

Subordinated negotiable certificates - BCP (viii)	6.88	Semi-annual	September 2026	US$126,120	390,450	402,139
Subordinated negotiable certificates - BCP (viii)	Libor 3M+ 279 bp	Semi-annual	November 2021	US$2,960	9,593	9,934
Leasing bonds
First program (ix)
Sixth issuance (Series A) – BCP	8.72	Quarterly	August 2018	S/100,000	100,000	100,000
					16,049,234	15,750,467
Interest payable					193,023	189,136
Total					16,242,257	15,939,603

At December 31, 2017 the Group holds IRS for a nominal amount totaling US$2,442.4 million, equivalent to S/7,915.9 million (US$2,442.4 million, equivalent to S/8,196.8 million at December 31, 2016), See Note 12(b), which were designated as fair value hedges of certain corporate bonds, subordinated bonds and Notes denominated in U.S. Dollars at fixed rate; through said IRS, these bonds and Notes were economically converted to variable interest rate.

(i)
The Group can redeem these notes in whole or in a part at any time, with the penalty of the payment of an interest rate equivalent to that of the American Treasury plus 40 basis points. Payment of principal will take place at the date of maturity or redemption of the notes.

(ii)
The Group can redeem these notes in whole or in part at any time, with the penalty of the payment of an interest rate equivalent to that of the American Treasury plus 50 basis points. Payment of principal will take place at the date of maturity or redemption.

(iii)
All issuances are secured by the collection of BCP’s (including its foreign branches) future inflows from electronic messages sent through the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”) network and utilized within the network to instruct correspondent banks to make a payment of a certain amount to a beneficiary that is not a financial institution.

At December 31, 2016, cash flows of issuances in 2010 with series “C”, which are subject to variable interest rates, have been hedged using an IRS designated as cash flows hedges for a nominal amount of S/179.2 million, See Note 12(b); through the IRS, said issuance was converted to a fixed interest rate. The issue matured in July 2017.

(iv)
From 2022, the Bank will pay a floating interest rate of three month Libor plus 704.3 basis points. Between April 24, 2017 and April 24, 2022, the Bank may redeem all or part of the subordinated bonds with the penalty of the payment of an interest rate equivalent to that of the American Treasury plus 50 basis points. Additionally, from April 25, 2022 or at any later date of coupon payment, the Bank will be able to redeem all or part of the bonds without penalty. Payment of principal will take place at the date of maturity of bonds or upon redemption.

In January 2014, the Bank, through its Panama Branch increased the issue of its subordinated bonds by an amount of US$200.0 million in the international market, as occurred in April 2013, when it carried out a first increase for an amount of US$170.0 million, with the same characteristics of the issue made in April 2012 for US$350.0 million.

(v)
From September 16, 2021, the interest rate becomes a floating rate of three month Libor plus 770.8 basis points. Between September 16, 2016 and September 15, 2021, the Group may redeem all or part of the bonds, with the penalty of the payment of an interest equivalent to the American Treasury plus 50 basis points. Additionally, from September 16, 2021 or at any later date of coupon payment, the Group can redeem all or part of the bonds without penalty. Payment of principal will take place at the date of maturity of bonds or upon redemption.

(vi)
In November 2019, interest rate will become a variable rate of three month Libor plus 816.7 basis points. On that date and on any interest payment date the Bank can redeem 100 percent of the bonds without penalty. Payment of principal will take place at the date of maturity or upon redemption.

This issuance, as authorized by the SBS, qualifies as “Tier 1” equity in the determination of the regulatory capital (“patrimonio efectivo”) and has no related guarantees.

(vii)
In October 2017, the interest rate became a variable rate, fixed as the average of at least three valuations of the internal rate of return for sovereign bonds issued by the Peruvian Government (with maturity in 2037), plus 150 basis points, with semiannual payments. The Group, using the powers conferred to it, on October 15, 2017, redeemed 100 percent of the negotiable certificates of deposit, without penalties.

(viii)
Until October 2016, said certificates bore interest at the fixed rate of 6.88 percent per annum. From November 2016, the interest rate will change to a floating interest rate, established as three month Libor plus 2.79 percent, with semiannual payments. Furthermore, from said date, the Group can redeem 100 percent of the debt, without penalties. Payment of principal will take place at the date of maturity of bonds or upon redemption.

(ix)	Leasing bonds are collateralized by the fixed assets financed by the Group.

(x)
In June 2014, the Group offered an exchange to the holders of senior notes, by which the notes were partially replaced with new notes, at market rate, with the same characteristics of the senior notes indicated in (i) above.

(xi)
The Group may redeem all or part of the notes at any time, subject to a penalty of a rate of interest equal to that of the U.S. Treasury plus 20 base points. The payment of principal will take place on the maturity date of the notes or when the Group redeems them.

At December 31, 2017, the cash flows of the bond issued in U.S. dollars, subject to exchange rate risk have been hedged by means of three CCS designated as a cash flow hedge for a nominal amount of US$300.0 million, equivalent to S/972.3 million, (US$300.0 million, equivalent to S/1,006.8 million at December 31, 2016), See Note 12(b). By means of the CCS, the bond was economically converted to soles.

Disclosure of detailed information of balances of bonds and notes issued by their maturity [Text Block]
The table below shows the bonds and notes issued, classified by maturity:

	2017	2016
	S/(000)	S/(000)

Up to 3 months	36,687	251,751
From 3 months to 1 year	1,236,046	407,200
From 1 to 3 years	6,508,352	3,009,004
From 3 to 5 years	760,102	3,271,925
More than 5 years	7,508,047	8,810,587
Total	16,049,234	15,750,467